Shareholder Report, Line Graph (Details) 190148_Angel Oak UltraShort Income Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)									12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Apr. 02, 2018	Jan. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Class
Accumulated Value	$ 608,391	$ 570,427	$ 534,902	$ 547,163	$ 544,374	$ 534,377	$ 513,015	$ 500,000	$ 641,178
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	545,374	534,326	523,346	571,086	588,552	562,021	512,585	500,000	$ 582,725
Bloomberg Short Treasury: 9-12 Months Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Short Treasury: 9-12 Months Index
Accumulated Value	585,865	557,976	531,230	530,256	531,624	523,744	509,405	500,000	$ 611,162
Bloomberg Short Term Government/Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Short Term Government/Corporate Index
Accumulated Value	$ 592,583	$ 563,005	$ 535,031	$ 528,863	$ 528,978	$ 522,887	$ 509,653	$ 500,000	$ 618,503